                                                                                       American Skandia Advisor Funds, Inc.
                                                                                                        One Corporate Drive
                                                                                                              P. O. Box 883
                                                                                                     Shelton, CT 06484-0883
                                                                                                 Telephone:  (203) 926-1888
                                                                                                         Fax (203) 926-8981

                                                              September 19, 2001

VIA EDGAR SUBMISSION
--------------------

Filing Desk
Securities & Exchange Commission
450 Fifth Street
Judiciary Plaza
Washington, D.C. 20549

         Re:      Certification Filing on behalf of American Skandia Advisor Funds, Inc.
                  Pursuant to Rule 497(j)
                  Registration No. 333-23017
                  Investment Company Act No. 811-08085
                  CIK # 1035018
                  ----------------------------------------------------------------------

Dear Sir/Madam:

         We hereby  certify,  pursuant to paragraph  (j) of Rule 497,  that:  (1) the form of  Prospectus  and  Statement of Additional
Information of American  Skandia  Advisor  Funds,  Inc.  ("ASAF") that would have been filed under  paragraph (c) of Rule 497 would not have  differed from that  contained in the most recent  post-effective  amendment to the ASAF  registration  statement  (Post-Effective
Amendment No. 16); and (2) the text of  Post-Effective  Amendment No. 16 to the ASAF  Registration  Statement was filed  electronically with the Securities and Exchange Commission on September 14, 2001.

         If you have any questions, please do not hesitate to contact me at (203) 944-5332.  Thank you for your attention.

                                                              Sincerely,

                                                              /s/Susann A. Palumbo
                                                              Susann A. Palumbo
                                                              Paralegal

cc:  Mary A. Cole, Esq.
     Robert K. Fulton, Esq.